Average Annual Total Returns{- Fidelity® MSCI Consumer Staples Index ETF} - 09.30 Fidelity MSCI Sector ETFs Combo PRO-08 - Fidelity® MSCI Consumer Staples Index ETF	Fidelity MSCI Consumer Staples Index ETF-Default Return Before Taxes Past 1 year	Fidelity MSCI Consumer Staples Index ETF-Default Return Before Taxes Past 5 years	Fidelity MSCI Consumer Staples Index ETF-Default Return Before Taxes Since Inception		Fidelity MSCI Consumer Staples Index ETF-Default After Taxes on Distributions Past 1 year	Fidelity MSCI Consumer Staples Index ETF-Default After Taxes on Distributions Past 5 years	Fidelity MSCI Consumer Staples Index ETF-Default After Taxes on Distributions Since Inception		Fidelity MSCI Consumer Staples Index ETF-Default After Taxes on Distributions and Sales Past 1 year	Fidelity MSCI Consumer Staples Index ETF-Default After Taxes on Distributions and Sales Past 5 years	Fidelity MSCI Consumer Staples Index ETF-Default After Taxes on Distributions and Sales Since Inception		MC016 Past 1 year	MC016 Past 5 years	MC016 Since Inception		SP001 Past 1 year	SP001 Past 5 years	SP001 Since Inception
Total	26.73%	7.91%	9.68%	[1]	25.95%	7.22%	9.00%	[1]	16.31%	6.11%	7.63%	[1]	26.94%	8.06%	9.84%	[1]	31.49%	11.70%	12.75%	[1]

[1]	(a)From October 21, 2013